Schedule of Net Loss Basic and Diluted Per Share (Details) - Globallink Investment Inc [Member] - $ / shares	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable Common Stock [Member]
Basic weighted average shares outstanding	2,562,567	2,562,567	4,743,305	9,623,140	2,562,567	6,352,042	5,755,364	11,500,000
Diluted weighted average shares outstanding	2,562,567	2,562,567	4,743,305	9,623,140	2,562,567	6,352,042	5,755,364	11,500,000
Basic net income (loss) per	$ 0.07	$ 0.04	$ 0.09	$ 0.09	$ 0.17	$ 0.28	$ 0.38	$ 0.04
Diluted net income (loss) per	$ 0.07	$ 0.04	$ 0.09	$ 0.09	$ 0.17	$ 0.28	$ 0.38	$ 0.04
Non Redeemable Common Stock [Member]
Basic weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Diluted weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Basic net income (loss) per	$ (0.08)	$ (0.14)	$ (0.05)	$ (0.05)	$ (0.33)	$ (0.17)	$ (0.25)	$ (0.06)
Diluted net income (loss) per	$ (0.08)	$ (0.14)	$ (0.05)	$ (0.05)	$ (0.33)	$ (0.17)	$ (0.25)	$ (0.06)